CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
(a)	Cash and cash equivalents

	06/30/2018	12/31/2017
Cash	365,299	277,500
Cash equivalents	4,730,803	6,585,184

Total	5,096,102	6,862,684

	06/30/2018	12/31/2017
Time deposits	4,283,508	6,225,547
Bank certificates of deposit (CDBs)	412,958	348,318
Repurchase agreements	23,218	1,307
Other	11,119	10,012

Cash equivalents	4,730,803	6,585,184

(b)	Short-term investments

	06/30/2018	12/31/2017
Private securities	61,276	114,839
Government securities	41,845	21,447

Total	103,121	136,286

Current	41,845	21,447
Non-current	61,276	114,839

(a)	Cash and cash equivalents

	2017	2016
Cash	277,500	270,310
Cash equivalents	6,585,184	7,292,941

Total	6,862,684	7,563,251

	2017	2016
Time deposits	6,225,547	5,859,969
Bank certificates of deposit (CDBs)	348,318	1,319,321
Repurchase agreements	1,307	1,586
Other	10,012	112,065

Cash equivalents	6,585,184	7,292,941

(b)	Short-term investments

	2017	2016
Private securities	114,839	169,473
Government securities	21,447	116,532

Total	136,286	286,005

Current	21,447	116,532
Non-current	114,839	169,473